UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	03-31-2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report
March 31, 2009

American Century Investments

Target 2010 Fund

Target 2015 Fund

Target 2020 Fund

Target 2025 Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended March 31, 2009. We appreciate your trust in American Century Investments® during these challenging times.

As the calendar changed from 2008 to 2009, the financial markets continued to struggle to digest the subprime-initiated credit crisis. The ensuing global economic downturn and market turmoil affected everyone—from first-time individual investors to hundred-year-old financial institutions. During the period, risk aversion was a key theme, with performance generally favoring assets with lower risk levels and those that showed signs of stability. Effective risk management by portfolio managers delivered above-average returns, albeit still negative in many cases under these challenging market conditions.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitments to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

As discussed by the investment team leaders in this report, 2009 is likely to be another challenging year, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Table of Contents

Market Perspective	2
Zero-Coupon Treasury Total Returns	2

Target 2010
Performance	3
Portfolio Commentary	5
Portfolio at a Glance	7
Types of Investments in Portfolio	7

Target 2015
Performance	8
Portfolio Commentary	10
Portfolio at a Glance	12
Types of Investments in Portfolio	12

Target 2020
Performance	13
Portfolio Commentary	15
Portfolio at a Glance	17
Types of Investments in Portfolio	17

Target 2025
Performance	18
Portfolio Commentary	20
Portfolio at a Glance	22
Types of Investments in Portfolio	22

Shareholder Fee Examples	23

Financial Statements
Schedule of Investments	25
Statement of Assets and Liabilities	33
Statement of Operations	34
Statement of Changes in Net Assets	35
Notes to Financial Statements	37
Financial Highlights	43

Other Information
Additional Information	51
Index Definitions	52

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Recession Deepened as Challenges Mounted

Widespread credit and liquidity problems, along with unprecedented failures, bailouts, and takeovers of several major financial institutions, plagued the financial markets during the six months ended March 31, 2009. Despite massive government intervention in the financial system, credit remained scarce, and the resulting global recession threatened to be fierce and lengthy.

Consumer and business spending plunged, consumer confidence eroded to record lows, and unemployment hit 8.5%. The Consumer Price Index fell by 0.4% for the year ended in March, marking the first 12-month decline in the inflation benchmark since August 1955.

The Federal Reserve (the Fed) continued to take aggressive action. After making two 50-basis-point rate cuts in October, the Fed in December cut the federal funds target rate to a historic low range of 0% to 0.25%. In addition, the Fed substantially increased its balance sheet when, along with the U.S. Treasury department, it launched a series of unconventional programs designed to support the securitized markets, lower mortgage rates, and restore the orderly flow of credit. By the end of March, the Fed’s efforts sparked some cautious optimism, even as those actions ignited long-term inflation concerns.

Treasury Yields Plunged

Against this backdrop of fear, uncertainty, and illiquidity, high-quality securities continued to outperform. In particular, demand for U.S. Treasuries skyrocketed, forcing prices higher and pushing yields to record lows in December 2008.

Treasury yields bounced off their record lows during the final three months of the period, but for the overall six months they trended lower. The yield on the two-year Treasury fell 117 basis points (one basis point equals 0.01 percentage point), from 1.97% to 0.80% during the period. The 10- and 30-year Treasury yields shed 116 basis points and 77 basis points, to 2.67% and 3.54%, respectively. The slope of the yield curve remained relatively unchanged, as the difference between the two- and 10-year Treasury yields started the period at 186 basis points and ended it at 187 basis points.

Zero-Coupon Treasury Total Returns
For the six months ended March 31, 2009*
11/15/10 STRIPS Issue	2.96%
11/15/15 STRIPS Issue	10.67%
11/15/20 STRIPS Issue	14.92%
11/15/25 STRIPS Issue	17.69%
*Total returns for periods less than one year are not annualized.

Performance

Target 2010

Total Returns as of March 31, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	2.28%	2.49%	3.74%	6.20%	11.39%	3/25/85
11/15/10 STRIPS Issue	2.96%	3.46%	4.30%	6.80%	12.47%(2)	—
Merrill Lynch 10+ Year
Treasury Total Return Index(3)	12.40%	12.94%	7.47%	8.01%	10.29%(2)	—
Advisor Class	2.16%	2.23%	3.48%	5.94%	5.21%	10/20/98

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 3/31/85, the date nearest the Investor Class’s inception for which data are available.
(3)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Target 2010

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.57%	0.82%

The expense ratio shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee waivers or acquired fund fees and expenses.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Target 2010

Portfolio Managers: Brian Howell, Jim Platz, and Bob Gahagan

Performance Summary

Target 2010 returned 2.28%* for the six months ended March 31, 2009. By comparison, the fund’s benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2010, returned 2.96%. The fund’s returns are reduced by operating expenses, while those of the benchmark are not.

Risk aversion remained a persistent theme in the U.S. bond market during most of the six-month period. Investors’ appetite for the highest-quality securities, combined with the Federal Reserve’s various activities to restore the flow of credit and enhance liquidity, pushed Treasury prices higher and yields to historic lows in December. The Treasury market cooled off late in the period, as investors returned to higher-risk, higher-yielding, and less-inflation-sensitive sectors.

Treasury zero-coupon bonds (zeros) and other high-quality zeros, whose investment performance the portfolio seeks to mimic, have a higher degree of interest-rate sensitivity than coupon-paying bonds of similar maturities. In the period’s overall declining rate environment, this sensitivity to interest rate changes helped Treasury zeros—and the portfolio—post positive returns However, the portfolio lagged the benchmark, because Treasury-equivalent and U.S. government agency zeros underperformed Treasury STRIPS during the period.

Portfolio Strategy

We continued to look for what we believed were attractive relative values among the universe of zeros in which Target 2010 invests—primarily Treasury STRIPS and Treasury-equivalent zeros and, to a lesser degree, government agency zeros. These securities are “stripped” and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or changes in yield differences, between Treasury STRIPS and non-Treasury zeros. Spreads widened during the six months (non-Treasury yields increased and prices declined, relative to Treasuries), due to the market’s preference for the safety of nominal Treasury securities above everything else—even higher-yielding agency securities with implicit government guarantees. In this climate, our positions in non-Treasury zeros, such as REFCORP (Resolution Funding Corporation), FHLMC (Federal Home Loan Mortgage Corporation), FNMA (Federal National Mortgage Association) and FICO (Financing Corporation) zeros, detracted from relative performance.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Target 2010

Nevertheless, the spread widening afforded us the opportunity to increase the portfolio’s exposure to higher-yielding agency zeros, which we believe offer attractive long-term return potential. In addition, we expect these securities will have a favorable impact on the portfolio’s anticipated value at maturity (AVM). By prospectus mandate, we may invest up to 20% of the portfolio’s assets in agency zeros. Our allocation to agency zeros at the end of March was approximately 17%, compared with 13% at the end of September.

Given the environment of extremely low Treasury yields and high Treasury prices, the portfolio’s net investment flows turned negative during the period. We sold select Treasury STRIPS to satisfy these outflows, given the attractive relative valuation of Treasury-equivalent zeros.

Outlook

Despite extraordinary intervention and stimulus measures from the U.S. government and the Federal Reserve, we believe the credit crisis will continue and overall economic conditions will remain weak for some time. In this environment, the financial markets are likely to experience more near-term volatility and uncertainty. We plan to maintain our focus on identifying the best relative values within the portfolio’s zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Due to the unexpected death of portfolio manager Seth Plunkett on November 9, 2008, co-portfolio managers Brian Howell, Jim Platz, and Bob Gahagan assumed his responsibilities. Our team structure means the management process and objectives for this portfolio remain the same, despite the loss of a cherished colleague.

Target 2010

Portfolio at a Glance
	As of 3/31/09	As of 9/30/08
Anticipated Growth Rate (Investor Class)	0.54%	1.45%
Weighted Average Maturity Date	11/9/10	9/28/10
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$105.75	$105.48

(1) See graph below.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 3/31/09	as of 9/30/08
Treasury STRIPS	46.0%	52.1%
REFCORP STRIPS	26.4%	24.1%
CATS	6.9%	6.8%
Other Treasuries	3.4%	3.4%
Total Treasuries & Equivalents	82.7%	86.4%
Govt. Agency STRIPS	11.3%	7.8%
Other Govt. Agencies	5.5%	5.4%
Total Govt. Agencies	16.8%	13.2%
Temporary Cash Investments	0.6%	0.4%
Other Assets and Liabilities	(0.1)%	—(1)
(1) Category is less than 0.05% of total net assets.

The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Performance

Target 2015

Total Returns as of March 31, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	8.02%	6.44%	6.43%	7.92%	9.49%	9/1/86
11/15/15 STRIPS Issue	10.67%	9.25%	7.30%	8.71%	9.38%(2)	—
Merrill Lynch 10+ Year
Treasury Total Return Index(3)	12.40%	12.94%	7.47%	8.01%	8.64%(2)	—
Advisor Class	7.88%	6.18%	6.16%	—	8.38%	7/23/99

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 8/31/86, the date nearest the Investor Class’s inception for which data are available.
(3)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Target 2015

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.57%	0.82%

The expense ratio shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee waivers or acquired fund fees and expenses.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary
Target 2015

Portfolio Managers: Brian Howell, Jim Platz, and Bob Gahagan

Performance Summary

Target 2015 returned 8.02%* for the six months ended March 31, 2009. By comparison, the fund’s benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2015, returned 10.67%. The fund’s returns are reduced by operating expenses, while those of the benchmark are not.

Risk aversion remained a persistent theme in the U.S. bond market during most of the six-month period. Investors’ appetite for the highest-quality securities, combined with the Federal Reserve’s various activities to restore the flow of credit and enhance liquidity, pushed Treasury prices higher and yields to historic lows in December. The Treasury market cooled off late in the period, as investors returned to higher-risk, higher-yielding, and less-inflation-sensitive sectors.

Treasury zero-coupon bonds (zeros) and other high-quality zeros, whose investment performance the portfolio seeks to mimic, have a higher degree of interest-rate sensitivity than coupon-paying bonds of similar maturities. In the period’s overall declining rate environment, this sensitivity to interest rate changes helped Treasury zeros—and the portfolio—post positive returns. However, the portfolio lagged the benchmark because Treasury-equivalent and U.S. government agency zeros underperformed Treasury STRIPS during the period.

Portfolio Strategy

We continued to look for what we believed were attractive relative values among the universe of zeros in which Target 2015 invests—primarily Treasury STRIPS and Treasury-equivalent zeros and, to a lesser degree, government agency zeros. These securities are “stripped” and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or changes in yield differences, between Treasury STRIPS and non-Treasury zeros. Spreads widened during the six months (non-Treasury yields increased and prices declined, relative to Treasuries), due to the market’s preference for the safety of nominal Treasury securities above everything else—even higher-yielding agency securities with implicit government guarantees. In this climate, our positions in non-Treasury zeros, such as REFCORP (Resolution Funding Corporation), FNMA (Federal National Mortgage Association), FHLMC (Federal Home Loan Mortgage Corporation) and FICO (Financing Corporation) zeros, detracted from relative performance.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Target 2015

Nevertheless, we continue to believe our non-Treasury zeros offer attractive long-term return potential, and we expect these securities will have a favorable impact on the portfolio’s anticipated value at maturity (AVM). By prospectus mandate, we may invest up to 20% of the portfolio’s assets in agency zeros. Our allocation to agency zeros at the end of March was approximately 14%.

Given the environment of extremely low Treasury yields and high Treasury prices, the portfolio’s net investment flows turned negative during the period. We sold select Treasury STRIPS to satisfy these outflows, given the attractive relative valuation of Treasury-equivalent zeros.

Outlook

Despite extraordinary intervention and stimulus measures from the U.S. government and the Federal Reserve, we believe the credit crisis will continue and overall economic conditions will remain weak for some time. In this environment, the financial markets are likely to experience more near-term volatility and uncertainty. We plan to maintain our focus on identifying the best relative values within the portfolio’s zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Due to the unexpected death of portfolio manager Seth Plunkett on November 9, 2008, co-portfolio managers Brian Howell, Jim Platz, and Bob Gahagan assumed his responsibilities. Our team structure means the management process and objectives for this portfolio remain the same, despite the loss of a cherished colleague.

Target 2015

Portfolio at a Glance
	As of 3/31/09	As of 9/30/08
Anticipated Growth Rate (Investor Class)	2.35%	3.29%
Weighted Average Maturity Date	11/5/15	10/1/15
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$113.81	$113.47

(1) See graph below.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 3/31/09	as of 9/30/08
Treasury STRIPS	38.2%	36.7%
REFCORP STRIPS	34.2%	37.0%
Other Treasuries	12.6%	10.3%
Total Treasuries & Equivalents	85.0%	84.0%
Govt. Agency STRIPS	14.3%	15.3%
Temporary Cash Investments	0.7%	0.2%
Other Assets and Liabilities	—(1)	0.5%
(1) Category is less than 0.05% of total net assets.

The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Performance

Target 2020

Total Returns as of March 31, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	11.36%	9.82%	7.50%	8.41%	9.91%	12/29/89
11/15/20 STRIPS Issue	14.92%	14.37%	8.66%	9.29%	10.18%(2)	—
Merrill Lynch 10+ Year
Treasury Total Return Index(3)	12.40%	12.94%	7.47%	8.01%	8.90%(2)	—
Advisor Class	11.23%	9.56%	7.24%	8.14%	7.03%	10/19/98

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/89, the date nearest the Investor Class’s inception for which data are available.
(3)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Target 2020

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.57%	0.82%

The expense ratio shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee waivers or acquired fund fees and expenses.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary
Target 2020

Portfolio Managers: Brian Howell, Jim Platz, and Bob Gahagan

Performance Summary

Target 2020 returned 11.36%* for the six months ended March 31, 2009. By comparison, the fund’s benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2020, returned 14.92%. The fund’s returns are reduced by operating expenses, while those of the benchmark are not.

Risk aversion remained a persistent theme in the U.S. bond market during most of the six-month period. Investors’ appetite for the highest-quality securities, combined with the Federal Reserve’s various activities to restore the flow of credit and enhance liquidity, pushed Treasury prices higher and yields to historic lows in December. The Treasury market cooled off late in the period, as investors returned to higher-risk, higher-yielding, and less-inflation-sensitive sectors.

Treasury zero-coupon bonds (zeros) and other high-quality zeros, whose investment performance the portfolio seeks to mimic, have a higher degree of interest-rate sensitivity than coupon-paying bonds of similar maturities. In the period’s overall declining rate environment, this sensitivity to interest rate changes helped Treasury zeros—and the portfolio—post positive returns. However, the portfolio lagged the benchmark because Treasury-equivalent and U.S. government agency zeros underperformed Treasury STIRPS during the period.

Portfolio Strategy

We continued to look for what we believed were attractive relative values among the universe of zeros in which Target 2020 invests—primarily Treasury STRIPS and Treasury-equivalent zeros and, to a lesser degree, government agency zeros. These securities are “stripped” and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or changes in yield differences, between Treasury STRIPS and non-Treasury zeros. Spreads widened during the six months (non-Treasury yields increased and prices declined, relative to Treasuries), due to the market’s preference for the safety of nominal Treasury securities above everything else—even higher-yielding agency securities with implicit government guarantees. In this climate, our positions in non-Treasury zeros, such as REFCORP (Resolution Funding Corporation), FHLMC (Federal Home Loan Mortgage Corporation), FNMA (Federal National Mortgage Association) and FICO (Financing Corporation) zeros, detracted from relative performance.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Target 2020

Nevertheless, the spread widening afforded us the opportunity to increase the portfolio’s exposure to higher-yielding agency zeros, which we believe offer attractive long-term return potential. In addition, we expect these securities will have a favorable impact on the portfolio’s anticipated value at maturity (AVM). By prospectus mandate, we may invest up to 20% of the portfolio’s assets in agency zeros. Our allocation to agency zeros at the end of March was approximately 11%, compared with 8% at the end of September.

Given the environment of extremely low Treasury yields and high Treasury prices, the portfolio’s net investment flows turned negative during the period. We sold select Treasury STRIPS to satisfy these outflows, given the attractive relative valuation of Treasury-equivalent zeros.

Outlook

Despite extraordinary intervention and stimulus measures from the U.S. government and the Federal Reserve, we believe the credit crisis will continue and overall economic conditions will remain weak for some time. In this environment, the financial markets are likely to experience more near-term volatility and uncertainty. We plan to maintain our focus on identifying the best relative values within the portfolio’s zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Due to the unexpected death of portfolio manager Seth Plunkett on November 9, 2008, co-portfolio managers Brian Howell, Jim Platz, and Bob Gahagan assumed his responsibilities. Our team structure means the management process and objectives for this portfolio remain the same, despite the loss of a cherished colleague.

Target 2020

Portfolio at a Glance
	As of 3/31/09	As of 9/30/08
Anticipated Growth Rate (Investor Class)	3.31%	4.07%
Weighted Average Maturity Date	9/11/20	8/4/20
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$107.84	$107.06

(1) See graph below.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 3/31/09	as of 9/30/08
Treasury STRIPS	42.4%	40.5%
REFCORP STRIPS	39.4%	46.6%
Other Treasuries	6.6%	5.0%
Total Treasuries & Equivalents	88.4%	92.1%
Govt. Agency STRIPS	8.5%	6.5%
Other Govt. Agencies	2.3%	1.7%
Total Govt. Agencies	10.8%	8.2%
Temporary Cash Investments	0.9%	0.3%
Other Assets and Liabilities	(0.1)%	(0.6)%

The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Performance

Target 2025

Total Returns as of March 31, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	10.61%	10.78%	8.38%	8.55%	9.30%	2/15/96
Fund benchmark(2)	17.69%	19.18%	10.29%	9.67%	10.40%(3)	—
Merrill Lynch 10+ Year
Treasury Total Return Index(4)	12.40%	12.94%	7.47%	8.01%	8.22%(3)	—
Advisor Class	10.47%	10.51%	8.10%	8.28%	7.90%	6/1/98

(1)	Total returns for periods less than one year are not annualized.
(2)	The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The Advisor Class benchmark has been an 11/15/25 STRIPS issue since the class’s inception.
(3)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.
(4)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Target 2025

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.57%	0.82%

The expense ratio shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee waivers or acquired fund fees and expenses.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary
Target 2025

Portfolio Managers: Brian Howell, Jim Platz, and Bob Gahagan

Performance Summary

Target 2025 returned 10.61%* for the six months ended March 31, 2009. By comparison, the fund’s benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2025, returned 17.69%. The fund’s returns are reduced by operating expenses, while those of the benchmark are not.

Risk aversion remained a persistent theme in the U.S. bond market during most of the six-month period. Investors’ appetite for the highest-quality securities, combined with the Federal Reserve’s various activities to restore the flow of credit and enhance liquidity, pushed Treasury prices higher and yields to historic lows in December. The Treasury market cooled off late in the period, as investors returned to higher-risk, higher-yielding, and less-inflation-sensitive sectors.

Treasury zero-coupon bonds (zeros) and other high-quality zeros, whose investment performance the portfolio seeks to mimic, have a higher degree of interest-rate sensitivity than coupon-paying bonds of similar maturities. In the period’s overall declining rate environment, this sensitivity to interest rate changes helped Treasury zeros—and the portfolio—post positive returns. However, the portfolio lagged the benchmark because Treasury-equivalent and U.S. government agency zeros underperformed Treasury STRIPS during the period.

Portfolio Strategy

We continued to look for what we believed were attractive relative values among the universe of zeros in which Target 2025 invests—primarily Treasury STRIPS and Treasury-equivalent zeros and, to a lesser degree, government agency zeros. These securities are “stripped” and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or changes in yield differences, between Treasury STRIPS and non-Treasury zeros. Spreads widened during the six months (non-Treasury yields increased and prices declined, relative to Treasuries), due to the market’s preference for the safety of nominal Treasury securities above everything else—even higher-yielding agency securities with implicit government guarantees. In this climate, our positions in non-Treasury zeros, such as REFCORP (Resolution Funding Corporation), FHLMC (Federal Home Loan Mortgage Corporation), and FNMA (Federal National Mortgage Association) zeros, detracted from relative performance.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Target 2025

Nevertheless, the spread widening afforded us the opportunity to increase the portfolio’s exposure to higher-yielding REFCORP and agency zeros, which we believe offer attractive long-term return potential. In addition, we expect these securities will have a favorable impact on the portfolio’s anticipated value at maturity (AVM). Our allocation to REFCORP zeros increased from 46% at the end of September to 51% at the end of March, while our allocation to agency zeros increased from 14% to 15% during the six months.

Given the environment of extremely low Treasury yields and high Treasury prices, the portfolio’s net investment flows turned negative during the period. We sold select Treasury STRIPS to satisfy these outflows, given the attractive relative valuation of Treasury-equivalent zeros.

Outlook

Despite extraordinary intervention and stimulus measures from the U.S. government and the Federal Reserve, we believe the credit crisis will continue and overall economic conditions will remain weak for some time. In this environment, the financial markets are likely to experience more near-term volatility and uncertainty. We plan to maintain our focus on identifying the best relative values within the portfolio’s zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Due to the unexpected death of portfolio manager Seth Plunkett on November 9, 2008, co-portfolio managers Brian Howell, Jim Platz, and Bob Gahagan assumed his responsibilities. Our team structure means the management process and objectives for this portfolio remain the same, despite the loss of a cherished colleague.

Target 2025

Portfolio at a Glance
	As of 3/31/09	As of 9/30/08
Anticipated Growth Rate (Investor Class)	3.71%	4.28%
Weighted Average Maturity Date	8/8/25	9/1/25
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$116.42	$117.90

(1) See graph below.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 3/31/09	as of 9/30/08
Treasury STRIPS	34.0%	39.7%
REFCORP STRIPS	51.1%	46.0%
Total Treasuries & Equivalents	85.1%	85.7%
Govt. Agency STRIPS	14.6%	14.1%
Temporary Cash Investments	1.0%	0.4%
Other Assets and Liabilities	(0.7)%	(0.2)%

The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	10/1/08	3/31/09	10/1/08 – 3/31/09	Expense Ratio*
Target 2010
Actual
Investor Class	$1,000	$1,022.80	$2.87	0.57%
Advisor Class	$1,000	$1,021.60	$4.13	0.82%
Hypothetical
Investor Class	$1,000	$1,022.09	$2.87	0.57%
Advisor Class	$1,000	$1,020.84	$4.13	0.82%
Target 2015
Actual
Investor Class	$1,000	$1,080.20	$2.96	0.57%
Advisor Class	$1,000	$1,078.80	$4.25	0.82%
Hypothetical
Investor Class	$1,000	$1,022.09	$2.87	0.57%
Advisor Class	$1,000	$1,020.84	$4.13	0.82%
Target 2020
Actual
Investor Class	$1,000	$1,113.60	$3.00	0.57%
Advisor Class	$1,000	$1,112.30	$4.32	0.82%
Hypothetical
Investor Class	$1,000	$1,022.09	$2.87	0.57%
Advisor Class	$1,000	$1,020.84	$4.13	0.82%
Target 2025
Actual
Investor Class	$1,000	$1,106.10	$2.99	0.57%
Advisor Class	$1,000	$1,104.70	$4.30	0.82%
Hypothetical
Investor Class	$1,000	$1,022.09	$2.87	0.57%
Advisor Class	$1,000	$1,020.84	$4.13	0.82%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multipliedby 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments
Target 2010

MARCH 31, 2009 (UNAUDITED)

	Principal			Principal
	Amount	Value		Amount	Value
Zero-Coupon U.S. Treasury			REFCORP STRIPS –
Securities and Equivalents(1) — 82.7%			COUPON, 4.98%, 7/15/11	$ 7,138,000	$ 6,919,542
TIGR, 3.77%, 5/15/09	$ 59,000	$ 58,972	STRIPS – COUPON,
TR, 3.93%, 5/15/09	5,106,000	5,103,544	2.49%, 8/15/11	31,215,000	30,565,041
CATS, 4.98%, 8/15/09	16,367,000	16,335,133	STRIPS – PRINCIPAL,
TIGR, 2.95%, 8/15/09	13,000	7,793	4.35%, 8/15/11	1,500,000	1,472,292
TIGR, 2.95%, 8/15/09	149,500	89,615	REFCORP STRIPS –
AID (Israel), 2.77%, 9/15/09	3,000,000	2,990,430	COUPON, 4.80%, 10/15/11	29,287,000	28,271,005
REFCORP STRIPS –			TOTAL ZERO-COUPON U.S. TREASURY
COUPON, 3.65%, 10/15/09	534,000	531,395	SECURITIES AND EQUIVALENTS
CATS, 6.14%, 11/15/09	1,417,000	1,411,132	(Cost $204,959,894)		214,465,007
STRIPS – PRINCIPAL,			Zero-Coupon U.S. Government
7.18%, 11/15/09	10,500,000	10,454,441	Agency Securities(1) — 16.8%
REFCORP STRIPS –			FNMA STRIPS – COUPON,
COUPON, 3.63%, 1/15/10	715,000	709,485	1.68%, 11/15/09	5,000,000	4,959,340
STRIPS – PRINCIPAL,			FICO STRIPS – COUPON,
4.00%, 2/15/10	13,500,000	13,410,859	4.27%, 4/6/10	3,244,000	3,197,874
STRIPS – PRINCIPAL,			Government Trust
4.43%, 2/15/10	8,000,000	7,956,848	Certificates, 2.83%, 5/15/10	7,552,000	7,492,090
STRIPS – PRINCIPAL,			FICO STRIPS – COUPON,
3.46%, 8/15/10	10,500,000	10,420,945	6.09%, 5/30/10	2,805,000	2,756,493
STRIPS – PRINCIPAL,			FICO STRIPS – COUPON,
5.09%, 8/15/10	2,000,000	1,983,720	5.01%, 9/26/10	2,000,000	1,948,384
REFCORP STRIPS –			FICO STRIPS – COUPON,
COUPON, 5.21%, 10/15/10	4,364,000	4,288,913	4.42%, 10/6/10	2,800,000	2,725,433
STRIPS – COUPON,			FICO STRIPS – COUPON,
5.94%, 11/15/10	4,000,000	3,959,904	6.11%, 11/11/10	7,000,000	6,792,527
STRIPS – PRINCIPAL,			Government Trust
0.69%, 11/15/10	2,500,000	2,474,980	Certificates, 5.11%, 11/15/10	2,381,000	2,347,628
REFCORP STRIPS –			Government Trust
COUPON, 6.28%, 1/15/11	19,361,000	18,912,948	Certificates, 5.38%,
Federal Judiciary,			11/15/10	4,403,000	4,341,287
4.38%, 2/15/11	507,000	497,156	FICO STRIPS – COUPON,
STRIPS – COUPON,			4.77%, 12/6/10	2,973,000	2,876,817
2.15%, 2/15/11	36,310,000	35,737,936	FNMA STRIPS – COUPON,
STRIPS – PRINCIPAL,			2.34%, 11/15/11	4,300,000	4,037,666
4.58%, 2/15/11	1,000,000	986,892	TOTAL ZERO-COUPON U.S.
REFCORP STRIPS –			GOVERNMENT AGENCY SECURITIES
COUPON, 3.63%, 4/15/11	9,150,000	8,914,086	(Cost $41,845,531)		43,475,539

Target 2010

	Principal
	Amount/
	Shares	Value

Temporary Cash Investments — 0.6%
FHLB Discount Notes,
0.01%, 4/1/09(2)	$ 1,692,000	$ 1,692,000
JPMorgan 100% U.S.
Treasury Securities Money
Market Fund Agency Shares	920	920
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $1,692,920)		1,692,920
TOTAL INVESTMENT
SECURITIES — 100.1%
(Cost $248,498,345)		259,633,466
OTHER ASSETS AND
LIABILITIES — (0.1)%		(225,398)
TOTAL NET ASSETS — 100.0%		$259,408,068

Notes to Schedule of Investments

AID = Agency for International Development
CATS = Certificates of Accrual of Treasury Securities
Equivalent = Security whose principal payments are secured by U.S. Treasury
FHLB = Federal Home Loan Bank
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.
See Notes to Financial Statements.

Target 2015

MARCH 31, 2009 (UNAUDITED)

	Principal			Principal
	Amount	Value		Amount	Value
Zero-Coupon U.S. Treasury			STRIPS – PRINCIPAL,
Securities and Equivalents(1) — 85.0%			3.69%, 2/15/16	$ 3,500,000	$ 2,961,476
			STRIPS – COUPON,
Federal Judiciary,			2.95%, 5/15/16	2,000,000	1,677,882
4.94%, 2/15/14	$ 51,000	$ 45,719	STRIPS – COUPON,
REFCORP STRIPS –			5.64%, 5/15/16	19,200,000	15,944,237
COUPON, 4.55%, 4/15/14	1,404,000	1,226,880	REFCORP STRIPS –
TVA STRIPS – COUPON,			COUPON, 8.23%, 7/15/16	28,091,000	22,056,941
4.97%, 5/1/14	150,000	129,830	STRIPS – COUPON,
STRIPS – COUPON,			4.36%, 8/15/16	12,500,000	10,178,750
4.03%, 5/15/14	5,000,000	4,479,640	REFCORP STRIPS –
REFCORP STRIPS –			COUPON, 4.13%, 10/15/16	52,742,000	40,874,417
COUPON, 4.82%, 10/15/14	184,000	157,354	STRIPS – COUPON,
AID (Israel), 4.77%, 11/1/14	2,600,000	2,243,267	4.86%, 11/15/16	10,000,000	8,082,820
STRIPS – COUPON,			STRIPS – PRINCIPAL,
3.82%, 11/15/14	4,000,000	3,521,504	4.74%, 11/15/16	2,000,000	1,631,952
REFCORP STRIPS –			TOTAL ZERO-COUPON U.S. TREASURY
COUPON, 6.72%, 1/15/15	14,810,000	12,559,576	SECURITIES AND EQUIVALENTS
Federal Judiciary,			(Cost $244,691,973)		291,374,211
4.78%, 2/15/15	5,485,000	4,748,381	Zero-Coupon U.S. Government
STRIPS – COUPON,			Agency Securities(1) — 14.3%
4.67%, 2/15/15	11,850,000	10,378,337	FICO STRIPS – COUPON,
AID (Israel), 4.72%, 3/15/15	4,292,000	3,662,394	5.00%, 4/6/14	3,570,000	3,042,754
AID (Israel), 4.72%, 5/1/15	10,000,000	8,488,060	FICO STRIPS – COUPON,
AID (Israel), 4.72%, 5/15/15	2,350,000	1,991,479	5.08%, 5/2/14	96,000	81,513
STRIPS – COUPON,			FICO STRIPS – COUPON,
3.82%, 5/15/15	12,658,000	10,984,296	5.08%, 5/30/14	3,821,000	3,232,260
REFCORP STRIPS –			FICO STRIPS – COUPON,
COUPON, 8.57%, 7/15/15	13,469,000	11,211,380	4.97%, 10/5/14	22,000	18,318
AID (Israel), 4.10%, 8/15/15	15,000,000	12,615,210	FHLMC STRIPS – COUPON,
Federal Judiciary,			4.94%, 11/24/14	5,000,000	4,157,210
4.78%, 8/15/15	7,021,000	5,976,781	FICO STRIPS – COUPON,
STRIPS – COUPON,			5.00%, 11/30/14	180,000	148,896
9.56%, 8/15/15	2,428,000	2,093,074	FICO STRIPS – COUPON,
STRIPS – PRINCIPAL,			5.13%, 2/8/15	136,000	111,829
4.89%, 8/15/15	2,000,000	1,731,408	FICO STRIPS – COUPON,
REFCORP STRIPS –			6.78%, 2/8/15	7,681,000	6,315,848
COUPON, 7.42%, 10/15/15	31,598,000	25,963,034	FICO STRIPS – COUPON,
TVA STRIPS – COUPON,			4.98%, 4/6/15	3,038,000	2,479,977
4.30%, 11/1/15	4,000,000	3,251,936	FICO STRIPS – COUPON,
STRIPS – COUPON,			5.76%, 4/6/15	1,017,000	830,196
4.93%, 11/15/15	28,731,000	24,421,781	FNMA STRIPS – COUPON,
STRIPS – PRINCIPAL,			3.95%, 5/15/15	5,000,000	4,084,695
3.40%, 11/15/15	17,750,000	15,117,409	FHLMC STRIPS – COUPON,
REFCORP STRIPS –			5.88%, 7/15/15	3,750,000	3,045,079
COUPON, 5.15%, 1/15/16	4,159,000	3,363,891	FNMA STRIPS – COUPON,
Federal Judiciary,			5.46%, 7/15/15	2,337,000	1,897,621
5.42%, 2/15/16	10,000	8,265	FHLMC STRIPS – COUPON,
STRIPS – COUPON,			4.28%, 9/15/15	3,500,000	2,818,207
5.63%, 2/15/16	21,000,000	17,594,850

Target 2015

	Principal			Principal
	Amount	Value		Amount/
FICO STRIPS – COUPON,				Shares	Value
5.47%, 11/2/15	$ 52,000	$ 41,319	Temporary Cash Investments — 0.7%
FICO STRIPS – COUPON,			FHLB Discount Notes,
5.77%, 11/11/15	2,000,000	1,586,658	0.01%, 4/1/09(2)	$ 2,388,000	$ 2,388,000
FICO STRIPS – COUPON,			JPMorgan 100% U.S.
5.16%, 12/6/15	190,000	150,071	Treasury Securities Money
FICO STRIPS – COUPON,			Market Fund Agency Shares	200	200
4.70%, 12/27/15	5,125,000	4,032,975	TOTAL TEMPORARY
FICO STRIPS – COUPON,			CASH INVESTMENTS
6.42%, 6/6/16	5,000,000	3,840,065	(Cost $2,388,200)		2,388,200
FNMA STRIPS – COUPON,			TOTAL INVESTMENT
4.29%, 11/15/16	9,250,000	6,936,510	SECURITIES — 100.0%
TOTAL ZERO-COUPON U.S.			(Cost $291,121,982)		342,614,412
GOVERNMENT AGENCY SECURITIES			OTHER ASSETS AND LIABILITIES(3)		30,203
(Cost $44,041,809)		48,852,001	TOTAL NET ASSETS — 100.0%		$342,644,615

Notes to Schedule of Investments

AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasury
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.
(3)	Category is less than 0.05% of total net assets.
See Notes to Financial Statements.

Target 2020

MARCH 31, 2009 (UNAUDITED)

	Principal			Principal
	Amount	Value		Amount	Value
Zero-Coupon U.S. Treasury			STRIPS – COUPON,
Securities and Equivalents(1) — 88.4%			4.86%, 2/15/21	$18,188,000	$ 11,883,857
			STRIPS – PRINCIPAL,
REFCORP STRIPS –			4.00%, 2/15/21	17,500,000	11,475,730
COUPON, 6.36%, 1/15/19	$ 7,000,000	$ 4,851,357	AID (Israel), 4.40%,
Federal Judiciary,			5/15/21	5,000,000	3,075,915
5.27%, 2/15/19	306,000	219,773	STRIPS – COUPON,
REFCORP STRIPS –			6.05%, 5/15/21	10,000,000	6,467,900
COUPON, 4.61%, 4/15/19	5,059,000	3,453,506	STRIPS – PRINCIPAL,
Federal Judiciary,			5.22%, 5/15/21	13,250,000	8,582,224
5.67%, 8/15/19	339,000	236,081	STRIPS – COUPON,
REFCORP STRIPS –			4.94%, 8/15/21	13,000,000	8,306,766
COUPON, 5.00%, 10/15/19	630,000	416,446	STRIPS – PRINCIPAL,
REFCORP STRIPS –			3.94%, 8/15/21	4,500,000	2,882,412
PRINCIPAL, 5.01%,			STRIPS – COUPON,
10/15/19	6,500,000	4,304,670	4.67%, 11/15/21	8,000,000	5,058,896
REFCORP STRIPS –			STRIPS – PRINCIPAL,
COUPON, 8.53%, 1/15/20	14,674,000	9,549,355	3.75%, 11/15/21	15,775,000	9,985,417
STRIPS – COUPON,			TOTAL ZERO-COUPON U.S. TREASURY
4.73%, 2/15/20	3,000,000	2,072,709	SECURITIES AND EQUIVALENTS
REFCORP STRIPS –			(Cost $149,131,292)		183,301,175
COUPON, 6.35%, 4/15/20	7,299,000	4,674,864
AID (Israel), 4.62%, 5/1/20	15,000,000	9,789,795	Zero-Coupon U.S. Government
AID (Israel), 5.91%, 5/15/20	396,000	257,812	Agency Securities(1) — 10.8%
REFCORP STRIPS –			FICO STRIPS – PRINCIPAL,
COUPON, 8.41%, 7/15/20	25,918,000	16,299,571	5.81%, 4/5/19	535,000	368,606
REFCORP STRIPS –			TVA STRIPS – COUPON,
PRINCIPAL, 6.52%, 7/15/20	26,144,000	16,478,589	5.66%, 5/1/19	11,000	7,406
Federal Judiciary,			FICO STRIPS – PRINCIPAL,
6.19%, 8/15/20	115,000	75,245	4.64%, 9/26/19	5,700,000	3,807,378
STRIPS – COUPON,			TVA STRIPS – COUPON,
4.79%, 8/15/20	7,635,000	5,108,441	5.70%, 11/1/19	9,000	5,865
REFCORP STRIPS –			FHLMC STRIPS – COUPON,
PRINCIPAL, 5.76%,			6.30%, 1/15/20	6,250,000	3,937,931
10/15/20	5,000,000	3,105,620	FNMA STRIPS – COUPON,
STRIPS – COUPON,			4.95%, 7/15/20	10,000,000	6,092,180
5.67%, 11/15/20	24,307,000	16,068,872	Government Trust
REFCORP STRIPS –			Certificates, 5.76%, 4/1/21	7,683,000	4,809,366
COUPON, 8.45%, 1/15/21	16,789,000	10,253,479	FHLMC STRIPS – COUPON,
REFCORP STRIPS –			5.39%, 9/15/21	5,727,000	3,251,790
PRINCIPAL, 6.00%, 1/15/21	13,535,000	8,295,656	TOTAL ZERO-COUPON U.S.
Federal Judiciary,			GOVERNMENT AGENCY SECURITIES
5.75%, 2/15/21	110,000	70,217	(Cost $19,557,500)		22,280,522

Target 2020

	Principal
	Amount/
	Shares	Value

Temporary Cash Investments — 0.9%
FHLB Discount Notes,
0.01%, 4/1/09(2)	$ 1,926,000	$ 1,926,000
JPMorgan 100% U.S.
Treasury Securities Money
Market Fund Agency Shares	700	700
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $1,926,700)		1,926,700
TOTAL INVESTMENT
SECURITIES — 100.1%
(Cost $170,615,492)		207,508,397
OTHER ASSETS AND
LIABILITIES — (0.1)%		(206,101)
TOTAL NET ASSETS — 100.0%		$207,302,296

Notes to Schedule of Investments

AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasury
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.
See Notes to Financial Statements.

Target 2025

MARCH 31, 2009 (UNAUDITED)

	Principal			Principal
	Amount	Value		Amount	Value
Zero-Coupon U.S. Treasury			REFCORP STRIPS –
Securities and Equivalents(1) — 85.1%			COUPON, 7.35%, 10/15/26	$11,739,000	$ 5,406,596
			STRIPS – COUPON,
REFCORP STRIPS –			5.15%, 11/15/26	12,000,000	6,116,544
COUPON, 6.56%, 1/15/24	$ 4,650,000	$ 2,440,739	STRIPS – PRINCIPAL,
STRIPS – COUPON,			3.31%, 11/15/26	5,000,000	2,596,155
5.57%, 2/15/24	2,500,000	1,428,248	TOTAL ZERO-COUPON U.S. TREASURY
REFCORP STRIPS –			SECURITIES AND EQUIVALENTS
COUPON, 6.66%, 4/15/24	1,560,000	809,195	(Cost $128,334,278)		164,261,918
STRIPS – COUPON,
5.27%, 5/15/24	5,500,000	3,110,866	Zero-Coupon U.S. Government
REFCORP STRIPS –			Agency Securities(1) — 14.6%
COUPON, 4.99%, 7/15/24	6,926,000	3,545,530	FNMA STRIPS – COUPON,
STRIPS – COUPON,			5.73%, 1/15/24	1,965,000	988,998
6.50%, 8/15/24	3,500,000	1,954,876	FNMA STRIPS – COUPON,
REFCORP STRIPS –			6.14%, 4/8/24	10,000	4,975
COUPON, 5.41%, 10/15/24	12,184,000	6,143,404	TVA STRIPS – COUPON,
STRIPS – COUPON,			6.58%, 5/1/24	1,000,000	509,322
4.70%, 11/15/24	2,800,000	1,541,814	FHLMC STRIPS – COUPON,
REFCORP STRIPS –			5.45%, 9/15/24	42,000	20,163
COUPON, 6.37%, 1/15/25	24,097,000	11,971,896	FNMA STRIPS – COUPON,
STRIPS – COUPON,			5.75%, 11/15/24	12,369,000	5,935,178
6.21%, 2/15/25	2,000,000	1,087,270	FNMA STRIPS – COUPON,
REFCORP STRIPS –			5.30%, 1/15/25	247,000	117,338
COUPON, 6.56%, 4/15/25	23,013,000	11,278,441	FHLMC STRIPS – COUPON,
STRIPS – COUPON,			5.06%, 3/15/25	5,342,000	2,482,913
5.84%, 5/15/25	7,000,000	3,760,750	FHLMC STRIPS – COUPON,
REFCORP STRIPS –			5.18%, 3/15/25	8,593,000	3,993,614
COUPON, 5.77%, 7/15/25	37,792,000	18,384,334	FNMA STRIPS – COUPON,
STRIPS – COUPON,			5.11%, 5/15/25	1,838,000	850,825
5.94%, 8/15/25	3,764,000	2,016,379	FHLMC STRIPS – COUPON,
STRIPS – COUPON,			5.05%, 9/15/25	7,162,000	3,257,321
5.96%, 11/15/25	14,403,000	7,648,742	FHLMC STRIPS – COUPON,
STRIPS – COUPON,			5.13%, 9/15/25	5,184,000	2,357,714
4.65%, 2/15/26	32,799,000	17,264,377	TVA STRIPS – COUPON,
STRIPS – PRINCIPAL,			6.08%, 11/1/25	1,162,000	549,725
3.68%, 2/15/26	6,750,000	3,627,902	TVA STRIPS – PRINCIPAL,
REFCORP STRIPS –			5.70%, 11/1/25	9,188,000	4,487,015
COUPON, 6.06%, 4/15/26	52,941,000	25,004,087	FHLMC STRIPS – COUPON,
STRIPS – COUPON,			5.35%, 12/11/25	5,000,000	2,246,305
5.30%, 5/15/26	16,991,000	8,855,930	FNMA STRIPS – COUPON,
REFCORP STRIPS –			5.10%, 1/15/26	841,000	380,922
COUPON, 7.30%, 7/15/26	29,127,000	13,581,716	TOTAL ZERO-COUPON U.S.
STRIPS – COUPON,			GOVERNMENT AGENCY SECURITIES
5.64%, 8/15/26	9,100,000	4,686,127	(Cost $25,314,422)		28,182,328

Target 2025

	Principal
	Amount/
	Shares	Value
Temporary Cash Investments — 1.0%
FHLB Discount Notes,
0.01%, 4/1/09(2)	$ 1,855,000	$ 1,855,000
JPMorgan 100% U.S.
Treasury Securities Money
Market Fund Agency Shares	883	883
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $1,855,883)		1,855,883
TOTAL INVESTMENT
SECURITIES — 100.7%
(Cost $155,504,583)		194,300,129
OTHER ASSETS AND
LIABILITIES — (0.7)%		(1,383,143)
TOTAL NET ASSETS — 100.0%		$192,916,986

Notes to Schedule of Investments

Equivalent = Security whose principal payments are secured by U.S. Treasuries
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.
See Notes to Financial Statements.

Statement of Assets and Liabilities

MARCH 31, 2009 (UNAUDITED)
	Target 2010	Target 2015	Target 2020	Target 2025
Assets
Investment securities, at value (cost of
$248,498,345, $291,121,982, $170,615,492
and $155,504,583, respectively)	$259,633,466	$342,614,412	$207,508,397	$194,300,129
Receivable for capital shares sold	73,862	352,314	47,456	47,589
	259,707,328	342,966,726	207,555,853	194,347,718

Liabilities
Payable for capital shares redeemed	168,012	152,855	148,756	1,335,733
Accrued management fees	127,351	162,349	101,276	92,275
Distribution and service fees payable	3,897	6,907	3,525	2,724
	299,260	322,111	253,557	1,430,732

Net Assets	$259,408,068	$342,644,615	$207,302,296	$192,916,986

Net Assets Consist of:
Capital paid in	$244,089,390	$279,618,898	$159,301,988	$143,021,720
Undistributed net investment income	2,136,638	3,430,055	2,011,415	1,846,368
Undistributed net realized gain
on investment transactions	2,046,919	8,103,232	9,095,988	9,253,352
Net unrealized appreciation
on investments	11,135,121	51,492,430	36,892,905	38,795,546
	$259,408,068	$342,644,615	$207,302,296	$192,916,986

Investor Class
Net assets	$241,746,634	$310,098,978	$190,583,462	$180,106,693
Shares outstanding	2,305,877	3,178,457	2,574,397	2,822,217
Net asset value per share	$104.84	$97.56	$74.03	$63.82

Advisor Class
Net assets	$17,661,434	$32,545,637	$16,718,834	$12,810,293
Shares outstanding	172,757	341,656	231,576	206,088
Net asset value per share	$102.23	$95.26	$72.20	$62.16

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
	Target 2010	Target 2015	Target 2020	Target 2025
Investment Income (Loss)
Income:
Interest	$5,376,103	$ 8,129,223	$ 5,060,800	$ 5,067,505

Expenses:
Management fees	800,626	983,325	603,328	643,824
Distribution and service fees	22,988	44,291	21,802	19,965
Trustees’ fees and expenses	9,228	11,444	7,150	7,854
Other expenses	813	607	1,018	1,102
	833,655	1,039,667	633,298	672,745

Net investment income (loss)	4,542,448	7,089,556	4,427,502	4,394,760

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on
investment transactions	2,130,088	8,379,633	9,180,485	19,356,888
Change in net unrealized appreciation
(depreciation) on investments	(284,892)	10,923,459	8,803,111	3,078,891
Net realized and
unrealized gain (loss)	1,845,196	19,303,092	17,983,596	22,435,779

Net Increase (Decrease) in Net Assets
Resulting from Operations	$6,387,644	$26,392,648	$22,411,098	$26,830,539

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2008
	Target 2010		Target 2015
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 4,542,448	$ 10,148,992	$ 7,089,556	$ 12,986,441
Net realized gain (loss)	2,130,088	3,998,269	8,379,633	4,889,638
Change in net unrealized
appreciation (depreciation)	(284,892)	4,280,809	10,923,459	7,498,699
Net increase (decrease) in net assets
resulting from operations	6,387,644	18,428,070	26,392,648	25,374,778

Distributions to Shareholders
From net investment income:
Investor Class	(9,255,977)	(9,811,968)	(12,321,327)	(10,360,287)
Advisor Class	(641,062)	(358,854)	(1,406,248)	(552,615)
From net realized gains:
Investor Class	(3,770,363)	(2,912,817)	(3,830,522)	—
Advisor Class	(281,426)	(149,167)	(467,596)	—
Decrease in net assets from distributions	(13,948,828)	(13,232,806)	(18,025,693)	(10,912,902)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	10,932,097	(8,993,454)	(20,039,304)	102,426,330

Net increase (decrease) in net assets	3,370,913	(3,798,190)	(11,672,349)	116,888,206

Net Assets
Beginning of period	256,037,155	259,835,345	354,316,964	237,428,758
End of period	$259,408,068	$256,037,155	$342,644,615	$354,316,964

Undistributed net investment income	$2,136,638	$7,491,229	$3,430,055	$10,068,074

See Notes to Financial Statements.

SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2008
	Target 2020		Target 2025
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 4,427,502	$ 10,586,747	$ 4,394,760	$ 11,233,281
Net realized gain (loss)	9,180,485	7,949,758	19,356,888	884,631
Change in net unrealized
appreciation (depreciation)	8,803,111	372,175	3,078,891	9,437,951
Net increase (decrease) in net assets
resulting from operations	22,411,098	18,908,680	26,830,539	21,555,863

Distributions to Shareholders
From net investment income:
Investor Class	(9,748,708)	(8,894,385)	(10,195,444)	(11,515,584)
Advisor Class	(853,503)	(516,908)	(707,731)	(1,527,799)
From net realized gains:
Investor Class	(7,284,020)	(3,889,091)	—	—
Advisor Class	(672,599)	(240,140)	—	—
Decrease in net assets from distributions	(18,558,830)	(13,540,524)	(10,903,175)	(13,043,383)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	(41,016,788)	28,617,936	(90,176,179)	3,586,825

Net increase (decrease) in net assets	(37,164,520)	33,986,092	(74,248,815)	12,099,305

Net Assets
Beginning of period	244,466,816	210,480,724	267,165,801	255,066,496
End of period	$207,302,296	$244,466,816	$192,916,986	$267,165,801

Undistributed net investment income	$2,011,415	$8,186,124	$1,846,368	$8,354,783

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The trust is composed of the following series: Target 2010 Fund (Target 2010), Target 2015 Fund (Target 2015), Target 2020 Fund (Target 2020), and Target 2025 Fund (Target 2025) (collectively, the funds). The funds are diversified under the 1940 Act. Each fund seeks to provide the highest return consistent with investment in U.S. Treasury securities and their equivalents and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Each fund will be liquidated near the end of its target maturity year. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Security Valuations — Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management companies are valued at the reported net asset value. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust‘s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor Class. The effective annual management fee for Target 2010, Target 2015, Target 2020, and Target 2025 for the six months ended March 31, 2009 was 0.56%

Distribution and Service Fees — The Board of Trustees has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended March 31, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the funds. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended March 31, 2009 were as follows:

	Target 2010	Target 2015	Target 2020	Target 2025
Purchases	$62,565,473	$49,254,115	$55,214,055	$20,803,910
Proceeds from sales	$66,766,374	$88,116,278	$117,749,945	$122,583,945

4. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2009		Year ended September 30, 2008
	Shares	Amount	Shares	Amount

Target 2010
Investor Class
Sold	894,046	$ 92,832,941	1,273,896	$ 128,433,898
Issued in reinvestment of distributions	125,419	12,538,109	134,135	12,416,966
Redeemed	(951,867)	(99,397,815)	(1,532,928)	(153,585,176)
Reverse share split	(130,071)	—	(137,636)	—
	(62,473)	5,973,235	(262,533)	(12,734,312)
Advisor Class
Sold	107,389	10,912,153	105,312	10,326,772
Issued in reinvestment of distributions	7,973	780,611	4,308	390,722
Redeemed	(66,042)	(6,733,902)	(71,512)	(6,976,636)
Reverse share split	(9,359)	—	(5,176)	—
	39,961	4,958,862	32,932	3,740,858
Net increase (decrease)	(22,512)	$ 10,932,097	(229,601)	$ (8,993,454)

Target 2015
Investor Class
Sold	798,706	$ 74,496,836	2,371,781	$ 211,676,678
Issued in reinvestment of distributions	167,433	15,102,710	119,140	9,678,236
Redeemed	(1,156,670)	(107,431,158)	(1,602,990)	(142,703,768)
Reverse share split	(178,483)	—	(127,178)	—
	(369,014)	(17,831,612)	760,753	78,651,146
Advisor Class
Sold	90,683	8,157,575	342,012	29,906,755
Issued in reinvestment of distributions	16,693	1,474,296	5,262	419,362
Redeemed	(128,724)	(11,839,563)	(74,990)	(6,550,933)
Reverse share split	(21,001)	—	(6,865)	—
	(42,349)	(2,207,692)	265,419	23,775,184
Net increase (decrease)	(411,363)	$ (20,039,304)	1,026,172	$ 102,426,330

	Six months ended March 31, 2009		Year ended September 30, 2008
	Shares	Amount	Shares	Amount

Target 2020
Investor Class
Sold	661,970	$ 46,310,733	2,857,801	$ 187,998,584
Issued in reinvestment of distributions	250,789	16,414,109	205,911	12,323,993
Redeemed	(1,491,587)	(102,547,928)	(2,708,022)	(178,324,976)
Reverse share split	(259,444)	—	(213,121)	—
	(838,272)	(39,823,086)	142,569	21,997,601
Advisor Class
Sold	49,845	3,300,098	215,247	13,929,485
Issued in reinvestment of distributions	19,188	1,226,323	9,758	572,090
Redeemed	(85,050)	(5,720,123)	(122,292)	(7,881,240)
Reverse share split	(23,486)	—	(12,724)	—
	(39,503)	(1,193,702)	89,989	6,620,335
Net increase (decrease)	(877,775)	$ (41,016,788)	232,558	$ 28,617,936

Target 2025
Investor Class
Sold	935,823	$ 59,632,558	2,784,826	$ 158,900,981
Issued in reinvestment of distributions	146,308	9,748,146	212,571	11,064,985
Redeemed	(2,158,828)	(138,129,747)	(3,016,606)	(170,305,170)
Reverse share split	(152,736)	—	(220,773)	—
	(1,229,433)	(68,749,043)	(239,982)	(339,204)
Advisor Class
Sold	39,793	2,521,725	380,182	21,294,888
Issued in reinvestment of distributions	7,922	515,147	25,644	1,306,322
Redeemed	(423,779)	(24,464,008)	(339,868)	(18,675,181)
Reverse share split	(10,761)	—	(29,769)	—
	(386,825)	(21,427,136)	36,189	3,926,029
Net increase (decrease)	(1,616,258)	$ (90,176,179)	(203,793)	$ 3,586,825

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities as of March 31, 2009:

Value of
Fund/Valuation Inputs	Investment Securities

Target 2010
Level 1 — Quoted Prices	$ 920
Level 2 — Other Significant Observable Inputs	259,632,546
Level 3 — Significant Unobservable Inputs	—
$259,633,466

Target 2015
Level 1 — Quoted Prices	$ 200
Level 2 — Other Significant Observable Inputs	342,614,212
Level 3 — Significant Unobservable Inputs	—
$342,614,412

Target 2020
Level 1 — Quoted Prices	$ 700
Level 2 — Other Significant Observable Inputs	207,507,697
Level 3 — Significant Unobservable Inputs	—
$207,508,397

Target 2025
Level 1 — Quoted Prices	$ 883
Level 2 — Other Significant Observable Inputs	194,299,246
Level 3 — Significant Unobservable Inputs	—
$194,300,129

6. Bank Line of Credit

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended March 31, 2009.

7. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended March 31, 2009, the funds did not utilize the program.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

	Target 2010	Target 2015	Target 2020	Target 2025
Federal tax cost of investments	$248,567,888	$291,244,373	$170,615,492	$155,858,552
Gross tax appreciation
of investments	$11,072,574	$51,370,039	$36,892,905	$38,694,222
Gross tax depreciation
of investments	(6,996)	—	—	(252,645)
Net tax appreciation
(depreciation) of investments	$11,065,578	$51,370,039	$36,892,905	$38,441,577

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of September 30, 2008, Target 2025 had accumulated capital losses of $(9,366,370) which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers of $(103,462), $(1,842,030) and $(7,420,878) expire in 2014, 2015 and 2016, respectively.

9. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

Financial Highlights

Target 2010

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$102.50	$95.23	$90.10	$87.97	$86.70	$84.49
Income From
Investment Operations
Net Investment
Income (Loss)(2)	1.68	3.81	4.15	4.04	3.85	3.65
Net Realized and
Unrealized Gain (Loss)	0.66	3.46	0.98	(1.91)	(2.58)	(1.44)
Total From
Investment Operations	2.34	7.27	5.13	2.13	1.27	2.21
Distributions
From Net
Investment Income	(3.52)	(3.97)	(4.29)	(3.85)	(3.86)	(3.94)
From Net
Realized Gains	(1.44)	(1.19)	(0.24)	(0.44)	(1.58)	(4.52)
Total Distributions	(4.96)	(5.16)	(4.53)	(4.29)	(5.44)	(8.46)
Reverse Share Split	4.96	5.16	4.53	4.29	5.44	8.46
Net Asset Value,
End of Period	$104.84	$102.50	$95.23	$90.10	$87.97	$86.70

Total Return(3)	2.28%	7.64%	5.69%	2.42%	1.47%	2.62%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.57%(4)	0.57%	0.57%	0.57%	0.58%	0.58%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.22%(4)	3.80%	4.52%	4.60%	4.39%	4.32%
Portfolio Turnover Rate	23%	43%	36%	23%	22%	15%
Net Assets, End of Period
(in thousands)	$241,747	$242,748	$250,527	$215,810	$211,088	$215,621

(1)	Six months ended March 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Target 2010

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$100.07	$93.21	$88.41	$86.54	$85.50	$83.53
Income From
Investment Operations
Net Investment
Income (Loss)(2)	1.51	3.47	3.85	3.75	3.57	3.39
Net Realized and
Unrealized Gain (Loss)	0.65	3.39	0.95	(1.88)	(2.53)	(1.42)
Total From
Investment Operations	2.16	6.86	4.80	1.87	1.04	1.97
Distributions
From Net
Investment Income	(3.26)	(3.73)	(4.06)	(3.63)	(3.64)	(3.72)
From Net
Realized Gains	(1.44)	(1.19)	(0.24)	(0.44)	(1.58)	(4.52)
Total Distributions	(4.70)	(4.92)	(4.30)	(4.07)	(5.22)	(8.24)
Reverse Share Split	4.70	4.92	4.30	4.07	5.22	8.24
Net Asset Value,
End of Period	$102.23	$100.07	$93.21	$88.41	$86.54	$85.50

Total Return(3)	2.16%	7.36%	5.43%	2.16%	1.21%	2.36%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.82%(4)	0.82%	0.82%	0.82%	0.83%	0.83%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.97%(4)	3.55%	4.27%	4.35%	4.14%	4.07%
Portfolio Turnover Rate	23%	43%	36%	23%	22%	15%
Net Assets, End of Period
(in thousands)	$17,661	$13,289	$9,308	$5,830	$6,402	$5,096

(1)	Six months ended March 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Target 2015

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$90.32	$81.79	$77.69	$75.83	$72.10	$67.58
Income From
Investment Operations
Net Investment
Income (Loss)(2)	1.91	3.91	3.95	3.70	3.49	3.35
Net Realized and
Unrealized Gain (Loss)	5.33	4.62	0.15	(1.84)	0.24	1.17
Total From
Investment Operations	7.24	8.53	4.10	1.86	3.73	4.52
Distributions
From Net
Investment Income	(3.62)	(3.62)	(3.82)	(3.29)	(3.21)	(3.64)
From Net
Realized Gains	(1.12)	—	—	(0.65)	(1.33)	(2.19)
Total Distributions	(4.74)	(3.62)	(3.82)	(3.94)	(4.54)	(5.83)
Reverse Share Split	4.74	3.62	3.82	3.94	4.54	5.83
Net Asset Value,
End of Period	$97.56	$90.32	$81.79	$77.69	$75.83	$72.10

Total Return(3)	8.02%	10.43%	5.28%	2.46%	5.18%	6.69%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.57%(4)	0.57%	0.57%	0.57%	0.58%	0.58%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.10%(4)	4.43%	5.01%	4.94%	4.68%	4.92%
Portfolio Turnover Rate	14%	30%	21%	15%	9%	12%
Net Assets, End of Period
(in thousands)	$310,099	$320,410	$227,923	$197,387	$199,692	$156,287

(1)	Six months ended March 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Target 2015

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$88.30	$80.16	$76.33	$74.68	$71.19	$66.89
Income From
Investment Operations
Net Investment
Income (Loss)(2)	1.76	3.60	3.70	3.47	3.26	3.15
Net Realized and
Unrealized Gain (Loss)	5.20	4.54	0.13	(1.82)	0.23	1.15
Total From
Investment Operations	6.96	8.14	3.83	1.65	3.49	4.30
Distributions
From Net
Investment Income	(3.38)	(3.41)	(3.63)	(3.10)	(3.02)	(3.47)
From Net
Realized Gains	(1.12)	—	—	(0.65)	(1.33)	(2.19)
Total Distributions	(4.50)	(3.41)	(3.63)	(3.75)	(4.35)	(5.66)
Reverse Share Split	4.50	3.41	3.63	3.75	4.35	5.66
Net Asset Value,
End of Period	$95.26	$88.30	$80.16	$76.33	$74.68	$71.19

Total Return(3)	7.88%	10.15%	5.01%	2.21%	4.90%	6.43%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.82%(4)	0.82%	0.82%	0.82%	0.83%	0.83%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.85%(4)	4.18%	4.76%	4.69%	4.43%	4.67%
Portfolio Turnover Rate	14%	30%	21%	15%	9%	12%
Net Assets, End of Period
(in thousands)	$32,546	$33,907	$9,506	$2,300	$1,295	$876

(1)	Six months ended March 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Target 2020

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$66.48	$61.06	$59.03	$58.06	$52.32	$48.19
Income From
Investment Operations
Net Investment
Income (Loss)(2)	1.45	2.84	2.78	2.64	2.46	2.34
Net Realized and
Unrealized Gain (Loss)	6.10	2.58	(0.75)	(1.67)	3.28	1.79
Total From
Investment Operations	7.55	5.42	2.03	0.97	5.74	4.13
Distributions
From Net
Investment Income	(3.45)	(2.70)	(2.62)	(2.49)	(2.38)	(2.47)
From Net
Realized Gains	(2.57)	(1.18)	(0.29)	(0.55)	(0.97)	(2.63)
Total Distributions	(6.02)	(3.88)	(2.91)	(3.04)	(3.35)	(5.10)
Reverse Share Split	6.02	3.88	2.91	3.04	3.35	5.10
Net Asset Value,
End of Period	$74.03	$66.48	$61.06	$59.03	$58.06	$52.32

Total Return(3)	11.36%	8.88%	3.44%	1.66%	10.97%	8.57%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.57%(4)	0.57%	0.57%	0.57%	0.58%	0.57%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.16%(4)	4.33%	4.68%	4.65%	4.38%	4.83%
Portfolio Turnover Rate	26%	58%	49%	15%	10%	26%
Net Assets, End of Period
(in thousands)	$190,583	$226,872	$199,658	$192,341	$179,410	$173,662

(1)	Six months ended March 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Target 2020

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$64.91	$59.77	$57.93	$57.12	$51.60	$47.65
Income From
Investment Operations
Net Investment
Income (Loss)(2)	1.33	2.63	2.58	2.45	2.29	2.18
Net Realized and
Unrealized Gain (Loss)	5.96	2.51	(0.74)	(1.64)	3.23	1.77
Total From
Investment Operations	7.29	5.14	1.84	0.81	5.52	3.95
Distributions
From Net
Investment Income	(3.27)	(2.54)	(2.47)	(2.35)	(2.25)	(2.35)
From Net
Realized Gains	(2.57)	(1.18)	(0.29)	(0.55)	(0.97)	(2.63)
Total Distributions	(5.84)	(3.72)	(2.76)	(2.90)	(3.22)	(4.98)
Reverse Share Split	5.84	3.72	2.76	2.90	3.22	4.98
Net Asset Value,
End of Period	$72.20	$64.91	$59.77	$57.93	$57.12	$51.60

Total Return(3)	11.23%	8.60%	3.18%	1.42%	10.70%	8.29%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.82%(4)	0.82%	0.82%	0.82%	0.83%	0.83%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.91%(4)	4.08%	4.43%	4.40%	4.13%	4.57%
Portfolio Turnover Rate	26%	58%	49%	15%	10%	26%
Net Assets, End of Period
(in thousands)	$16,719	$17,595	$10,823	$8,635	$10,417	$4,073

(1)	Six months ended March 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Target 2025

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$57.70	$52.74	$51.59	$51.07	$43.80	$39.67
Income From
Investment Operations
Net Investment
Income (Loss)(2)	1.21	2.39	2.28	2.16	1.99	1.90
Net Realized and
Unrealized Gain (Loss)	4.91	2.57	(1.13)	(1.64)	5.28	2.23
Total From
Investment Operations	6.12	4.96	1.15	0.52	7.27	4.13
Distributions
From Net
Investment Income	(2.97)	(2.89)	(2.26)	(1.34)	(2.54)	(2.08)
From Net
Realized Gains	—	—	—	(0.35)	(6.03)	(2.17)
Total Distributions	(2.97)	(2.89)	(2.26)	(1.69)	(8.57)	(4.25)
Reverse Share Split	2.97	2.89	2.26	1.69	8.57	4.25
Net Asset Value,
End of Period	$63.82	$57.70	$52.74	$51.59	$51.07	$43.80

Total Return(3)	10.61%	9.39%	2.25%	1.02%	16.61%	10.41%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.57%(4)	0.57%	0.57%	0.57%	0.58%	0.58%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.87%(4)	4.25%	4.43%	4.40%	4.05%	4.74%
Portfolio Turnover Rate	9%	35%	29%	13%	26%	24%
Net Assets, End of Period
(in thousands)	$180,107	$233,800	$226,358	$306,433	$191,326	$92,440

(1)	Six months ended March 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Target 2025

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$56.27	$51.57	$50.57	$50.18	$43.14	$39.18
Income From
Investment Operations
Net Investment
Income (Loss)(2)	1.11	2.20	2.11	2.00	1.84	1.76
Net Realized and
Unrealized Gain (Loss)	4.78	2.50	(1.11)	(1.61)	5.20	2.20
Total From
Investment Operations	5.89	4.70	1.00	0.39	7.04	3.96
Distributions
From Net
Investment Income	(2.80)	(2.75)	(2.13)	(1.21)	(2.43)	(1.97)
From Net
Realized Gains	—	—	—	(0.35)	(6.03)	(2.17)
Total Distributions	(2.80)	(2.75)	(2.13)	(1.56)	(8.46)	(4.14)
Reverse Share Split	2.80	2.75	2.13	1.56	8.46	4.14
Net Asset Value,
End of Period	$62.16	$56.27	$51.57	$50.57	$50.18	$43.14

Total Return(3)	10.47%	9.12%	1.97%	0.77%	16.33%	10.11%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.82%(4)	0.82%	0.82%	0.82%	0.83%	0.83%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.62%(4)	4.00%	4.18%	4.15%	3.80%	4.49%
Portfolio Turnover Rate	9%	35%	29%	13%	26%	24%
Net Assets, End of Period
(in thousands)	$12,810	$33,366	$28,709	$21,428	$6,072	$578

(1)	Six months ended March 31, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. It is not an investment product available for purchase.

The Merrill Lynch 10+ Year Treasury Total Return Index measures the total return performance of U.S. Treasury bonds with outstanding par values of at least $15 million and maturity ranges of at least 10 years.

Fund Benchmarks

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target 2010 fund is the 11/15/10 STRIPS Issue, a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target 2015 fund is the 11/15/15 STRIPS Issue, a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target 2020 fund is the 11/15/20 STRIPS Issue, a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target 2025 fund, from inception through January 1998, was the 8/15/25 STRIPS Issue, a zero-coupon Treasury bond that matures August 15, 2025. Thereafter, the benchmark was changed to the 11/15/25 STRIPS Issue, a zero-coupon Treasury bond that matures November 15, 2025.

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Target Maturities Trust
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0905
CL-SAN-65306N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY TARGET MATURITIES TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2009